GOLDMAN SACHS ETF TRUST
Goldman Sachs Community Municipal Bond ETF
(the “Fund”)
Supplement dated December 18, 2024 to the
Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”),
each dated December 29, 2023, as supplemented to date
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs ETF Trust recently approved changes to the Fund’s name management fee and underlying index, together with related changes to the Fund’s investment objective principal investment strategy. The Fund’s name will change to the “Goldman Sachs Access Municipal Bond ETF.” The Fund’s underlying index will change to the ICE 1‑17 Year AMT-Free US Municipal Securities Index. These changes will be effective after the close of business on March 31, 2025 (the “Effective Date”).
Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus, and SAI are revised as follows:
All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs Community Municipal Bond ETF” are replaced with “Goldman Sachs Access Municipal Bond ETF.”
The following replaces the table and accompanying footnotes under “Goldman Sachs Community Municipal Bond ETF—Summary—Fees and Expenses of the Fund” in the Prospectus and Summary Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.08%
Distribution and Service (12b‑1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses[2]	0.08%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]	The Fund’s Total Annual Fund Operating Expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
The following replaces in its entirety “Goldman Sachs Community Municipal Bond ETF—Summary—Investment Objective” and “Goldman Sachs Community Municipal Bond ETF—Investment Management Approach—Investment Objective” in the Prospectus and Summary Prospectus:
The Goldman Sachs Access Municipal Bond ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ICE 1‑17 Year AMT-Free US Municipal Securities Index (the “Index”).
The following replaces in its entirety “Goldman Sachs Community Municipal Bond ETF—Summary—Principal Investment Strategies” in the Prospectus and “Principal Investment Strategies” in the Summary Prospectus:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Fund also has a policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in municipal securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).
The Index is a rules-based index that is designed to measure the performance of the municipal securities market with remaining maturities between one and 17 years. Municipal securities include U.S. dollar-denominated fixed income securities issued by or on behalf of states and territories of the United States (including the District of Columbia) and their political subdivisions, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). As of November 30, 2024, there were 14,048 constituents in the Index and the Index had a weighted average maturity of 7.75 years.
The Index is sponsored by ICE Data Indices, LLC (“ICE” or the “Index Provider”), which is not affiliated with the Fund or the Investment Adviser.
The Index is a subset of the ICE BofA US Municipal Securities Index (the “Reference Index”). The Reference Index covers the intermediate-term segment of the USD‑denominated tax‑exempt municipal bond market. Securities must be rated investment grade (Baa3/BBB‑/BBB‑ or higher) using the average rating of Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”) and must have at least one‑year remaining term to final maturity and at least 18 months to final maturity at the time of issuance. Qualifying securities of the Reference Index have minimum size requirements that vary based on the security’s initial term to final maturity at time of the security’s issuance. All securities including in the Reference Index with a remaining term to maturity less than 17 years are included in the Index.
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index is normally rebalanced monthly on the last calendar day of each month.
Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the

Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
The following replaces in its entirety “Goldman Sachs Community Municipal Bond ETF—Investment Management Approach—Principal Investment Strategies” in the Prospectus:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, and shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its assets in securities included in its underlying index.
The Fund also has a fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in municipal securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). This fundamental policy cannot be changed without shareholder approval.
The Index is a rules-based index that is designed to measure the performance of the municipal securities market with remaining maturities between one and 17 years. Municipal securities include U.S. dollar-denominated fixed income securities issued by or on behalf of states and territories of the United States (including the District of Columbia) and their political subdivisions, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). As of November 30, 2024, there were 14,048 constituents in the Index and the Index had a weighted average maturity of 7.75 years.
The Index is sponsored by ICE Data Indices, LLC (“ICE” or the “Index Provider”), which is not affiliated with the Fund or the Investment Adviser.
The Index is a subset of the ICE BofA US Municipal Securities Index (the “Reference Index”). The Reference Index covers the intermediate-term segment of the USD‑denominated tax‑exempt municipal bond market. Securities must be rated investment grade (Baa3/BBB‑/BBB‑ or higher) using the average rating of Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”) and must have at least one‑year remaining term to final maturity and at least 18 months to final maturity at the time of issuance. Qualifying securities of the Reference Index have minimum size requirements that vary based on the security’s initial term to final maturity at time of the security’s issuance. All securities including in the Reference Index with a remaining term to maturity less than 17 years are included in the Index.
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index is normally rebalanced monthly on the last calendar day of each month.
Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion.
The following replaces in its entirety the first and second paragraphs of “Index Provider–Goldman Sachs Community Municipal Bond ETF” in the prospectus:
ICE 1-17 Year AMT-Free US Municipal Securities Index (the “Index”) is used with permission by ICE Data Indices, LLC (“ICE Data”). “ICE®” is a trade mark of ICE Data or its affiliates. These trademarks have been licensed, along with the Index, for use by GSAM in connection with Goldman Sachs Access Municipal Bond ETF (the “Product”). Neither GSAM, Goldman Sachs ETF Trust (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to GSAM is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to GSAM or the Product or its shareholders. ICE Data has no obligation to take the needs of the Licensee or the shareholders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of GSAM or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS

SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
The following replaces in its entirety the first paragraph of the “INTRODUCTION” section in the Fund’s SAI:
Goldman Sachs ETF Trust (the “Trust”) is an open‑end management investment company. The Trust is organized as a Delaware statutory trust and was established by an Agreement and Declaration of Trust dated December 16, 2009. The following series of the Trust is described in this SAI: the Goldman Sachs Access Municipal Bond ETF. The Fund is passively-managed and seeks to track a specified index: ICE 1‑17 Year AMT-Free Municipal Securities Index (the “Index”).
This Supplement should be retained with your Prospectus, Summary Prospectus and SAI for future reference.

COMMMUNETFINDSTK 12‑24